Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis - CNY (¥)		Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale		¥ 76,013,067	¥ 66,698,869
Total		766,513,551	100,708,869
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Total
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Total		766,513,551	100,708,869
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Total
Fair Value, Nonrecurring [Member] | Loans [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]	656,490,484
Fair Value, Nonrecurring [Member] | Loans held-for-sale [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]	76,013,067	66,698,869
Fair Value, Nonrecurring [Member] | Equity securities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]	34,010,000	34,010,000
Fair Value, Nonrecurring [Member] | Level 1 [Member] | Loans [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]
Fair Value, Nonrecurring [Member] | Level 1 [Member] | Loans held-for-sale [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]
Fair Value, Nonrecurring [Member] | Level 1 [Member] | Equity securities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Loans [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]	656,490,484
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Loans held-for-sale [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]	76,013,067	66,698,869
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Equity securities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]	34,010,000	34,010,000
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Loans [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Loans held-for-sale [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Equity securities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]

[1]	The Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
[2]	Loans held for sale are held at LOCOM (the lower of cost or fair value) which may be written down to fair value on a nonrecurring basis.
[3]	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.